Shareholder Fees	Jan. 28, 2026
Poplar Forest Partners Fund | Poplar Forest Partners Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Poplar Forest Partners Fund | Poplar Forest Partners Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Poplar Forest Cornerstone Fund | Poplar Forest Cornerstone Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%